CONVERTIBLE DEBENTURES OFFERING	12 Months Ended
Dec. 31, 2024
Debt instruments held [abstract]
CONVERTIBLE DEBENTURES OFFERING [Text Block]
NOTE 15 -	CONVERTIBLE DEBENTURES OFFERING

On May 26, 2024 (the “Closing Date”), the Company closed a debt settlement agreement under which an aggregate amount of $1,902 (the “Debt”) to certain creditors (collectively, the “Creditors”) have been settled through the issuance of up to $2,092 of secured convertible debentures (the “Debentures”), including of a 10% extension fee. The Debentures will mature on May 26, 2025, will not incur interest except in the event of default and may be converted into common shares of the Company at a fixed conversion price of $5.1 per common share. The Company is entitled to through the term of the Debentures to early repayment of the Debentures for cash amount of $2,092.

Each of the Creditors is secured by intercompany loan receivable from IMC Holdings.

As the exercise price of the conversion option is fixed and determined in the functional currency of the Company, it was determined to be eligible for equity classification. Thus, it was determined that the Company has issued a compound instrument that include a financial instrument that is considered as “host” which comprised of Debentures and an embedded conversion feature with an embedded prepayment option which was determined as not closely related to the host. In accordance with IAS 32, the Company applied "split-accounting" as follows: first, the Company measured the fair value of the host (including any embedded non-equity derivative) at fair value of a similar liability that does not have an associated equity conversion feature and the equity conversion component was measured as a residual amount. In subsequent periods, the host liability is accounted for at amortized cost using an effective interest method.

Pursuant to the above, at the Closing Date, management by assistance of third-party appraiser allocated the Debentures amount to identified components as follows:

Closing Date

Debentures (host instrument)	$1,795
Embedded conversion feature	297
$2,092

The following tabular presentation reflects the reconciliation of the carrying amount of Debentures during the period commencing the Closing date through December 31, 2024:

Debentures

Balance at Closing Date	$-
Issued	2,092
Recognition of discount	(297)
Amortization of discount expenses	173
Balance at December 31, 2024	$1,968